(Loss) Earnings Per Common Share - Schedule of (Loss) Income And Average Share Amounts Used To Compute Both Basic And Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss per common share – basic and diluted
Net loss available to common stockholders - basic	$ (1,307)	$ 189	$ (2,836)	$ (355)	$ (994)	$ (3,556)
Net loss available to common stockholders -diluted	$ (1,307)	$ 189	$ (2,836)	$ (355)	$ (994)	$ (3,556)
Weighted average shares outstanding - diluted	54,260,091	44,198,614	45,750,667	39,817,959	39,840,144	37,505,303
Diluted (loss) income per common share	$ (0.02)	$ 0	$ (0.06)	$ (0.01)	$ (0.02)	$ (0.09)